   As filed with the Securities and Exchange Commission on December 7, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-21655

                          A T FUNDS INVESTMENT TRUST
                     300 Pacific Coast Highway, Suite 305
                      Huntington Beach, California 92648
                                (714) 969-0521

                         Alexander L. Popof, Treasurer
                     300 Pacific Coast Highway, Suite 305
                      Huntington Beach, California 92648
                                (714) 969-0521

                    Date of fiscal year end: March 31, 2006

                 Date of reporting period: September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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ITEM 1. REPORT TO STOCKHOLDERS

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[LOGO APPEARS HERE]

                               A T FUND OF FUNDS

                              SEMI-ANNUAL REPORT

                              SEPTEMBER 30, 2006

                                  (UNAUDITED)

A T FUND OF FUNDS
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2006 (unaudited)

   UNITS    SECURITY DESCRIPTION                                    VALUE
   -----    --------------------                                    -----
PORTFOLIO FUNDS - 101.0%
GRAND CAYMAN ISLANDS - 12.2%
      1,446 CRC Global Structured Credit Fund, Ltd. 05/2005     $  1,736,362
        226 CRC Global Structured Credit Fund, Ltd. 02/2006          271,472
         72 Modus Fund, Ltd. Series 2                                727,973
        871 The Global Securities Emerging Markets Relative
            Value Fund Segregated Portfolio A/1                      877,924
                                                                ------------
Total Grand Cayman Islands (Cost $3,503,489)                       3,613,731
                                                                ------------
UNITED STATES - 88.8%
  1,550,000 ASI Global Relative Value Fund, LP                     1,668,615
    750,000 Braddock Mortgage Opportunity Fund VI, Series A, LP      899,862
    850,000 Duration Municipal Fund, LP                              943,424
    500,000 Eidesis Structured Credit Fund, LP                       552,024
  1,100,000 Elgin Corporate Credit Partners, LP                    1,193,915
  1,600,000 Endeavour Fund I, LLC                                  1,643,159
    750,000 Marathon Structured Finance Fund, LP                     867,235
  1,850,000 Midway Market Neutral Fund, LLC                        1,961,187
  1,541,211 MKP Credit II, LP                                      1,679,676
  3,650,000 New Ellington Credit Partners, LP                      4,135,977
  3,250,000 New Ellington Partners, LP                             3,563,813
  1,628,805 Parallel Absolute Return Fund                          1,682,921
  1,000,000 Smith Breeden Mortgage Partners, LP                    1,084,804
  2,050,000 Sorin Fund, LP                                         2,292,092
  1,950,000 Waterfall Eden Fund, LP                                2,175,455
                                                                ------------
Total United States (Cost $24,020,016)                            26,344,159
                                                                ------------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $27,523,505)           29,957,890
                                                                ------------
TOTAL INVESTMENTS* - 101.0% (COST $27,523,505)                    29,957,890
OTHER ASSETS AND LIABILITIES, NET - (1.0)%                          (292,212)
                                                                ------------
TOTAL NET ASSETS - 100.0%                                       $ 29,665,678
                                                                ============

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 2,506,412
            Gross Unrealized Depreciation              $   (72,027)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $ 2,434,385
                                                       ===========

See Notes to Financial Statements.     1

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A T FUND OF FUNDS
STATEMENT OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 2006 (unaudited)

ASSETS
   Investments at fair value (Cost $27,523,505)                   $ 29,957,890
   Cash                                                              1,682,398
   Receivables:
       Interest and dividends                                            7,026
       Due from investment fund                                        138,704
   Prepaid expenses                                                     22,986
                                                                  ------------
Total assets                                                        31,809,004
                                                                  ------------
LIABILITIES
   Payables:
       Capital redemption                                            2,000,000
   Accrued expenses:
       Investment advisory fees                                         61,319
       Trustees' fees and expenses                                       1,363
       Other accrued expenses                                           77,271
   Other liabilities                                                     3,373
                                                                  ------------
Total liabilities                                                    2,143,326
                                                                  ------------
NET ASSETS                                                        $ 29,665,678
                                                                  ============
COMPONENTS OF NET ASSETS
   Paid-in capital                                                $ 27,767,000
   Distributable earnings
       Accumulated net investment income (loss)         (742,782)
       Accumulated net realized gain (loss) on
         investments in Portfolio Funds                  207,075
       Net unrealized appreciation (depreciation)
         on investments in Portfolio Funds             2,434,385
                                                       ---------
       Total distributable earnings                                  1,898,678
                                                                  ------------
NET ASSETS                                                        $ 29,665,678
                                                                  ============
SHARES OUTSTANDING                                                     275,384
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (10,000,000 SHARES AUTHORIZED,
  $0.01 PAR VALUE PER SHARE): Based on net assets
  of $29,665,678 and 275,384 shares outstanding                   $     107.72
                                                                  ============

See Notes to Financial Statements.     2

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A T FUND OF FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (unaudited)

INVESTMENT INCOME
   Income from portfolio funds                                     $   28,805
   Interest income                                                     26,614
                                                                   ----------
Total investment income                                                55,419
                                                                   ----------
EXPENSES
   Investment advisory fees                                           298,840
   Accounting fees                                                     43,750
   Transfer agent fees                                                 11,254
   Escrow agent fees                                                    4,999
   Professional fees                                                   73,501
   Trustees' fees                                                      28,818
   Insurance expense                                                   15,045
   Amortization of deferred offering costs                             10,962
   Registration fees and taxes                                          6,770
   Miscellaneous expenses                                               3,366
                                                                   ----------
Total expenses                                                        497,305
                                                                   ----------
   Less: fees waived and expenses reimbursed                         (123,569)
                                                                   ----------
Total expenses net of fee waiver and expense reimbursement            373,736
                                                                   ----------
NET INVESTMENT INCOME (LOSS)                                         (318,317)
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
   Net realized gain (loss) from investments                          127,230
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio funds                                 1,060,604
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                 1,187,834
                                                                   ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $  869,517
                                                                   ==========

See Notes to Financial Statements.     3

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A T FUND OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

                                                Six Months     For the
                                                   Ended      Year Ended
                                               September 30,  March 31,
                                                   2006          2006
                                               ------------- ------------
OPERATIONS
   Net investment income (loss)                $   (318,317) $   (424,465)
   Net realized gain (loss) on investments in
     portfolio funds                                127,230        79,845
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio funds                              1,060,604     1,373,781
                                               ------------  ------------
Increase (decrease) in net assets resulting
  from operations                                   869,517     1,029,161
                                               ------------  ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares issued                    5,450,000    25,062,000
   Payments from shares redeemed                 (2,850,000)            -
   Repurchase fees                                    5,000             -
                                               ------------  ------------
Increase (decrease) in net assets from capital
  share transactions                              2,605,000    25,062,000
                                               ------------  ------------
Increase (decrease) in net assets                 3,474,517    26,091,161

NET ASSETS
   Beginning of period                           26,191,161       100,000
                                               ------------  ------------
   End of period (a)                           $ 29,665,678  $ 26,191,161
                                               ============  ============
SHARE TRANSACTIONS
   Sale of shares                                    51,349       249,576
   Redemption of shares                             (26,541)            -

Increase (decrease) in shares                        24,808       249,576
                                               ============  ============

(a) End of period net assets includes an accumulated net investment loss of $742,782 as of September 30, 2006 and $424,465 as of March 31, 2006.

See Notes to Financial Statements.     4

A T FUND OF FUNDS
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (unaudited)

INCREASE (DECREASE) IN CASH -
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations            $   869,517

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
   Amortization of deferred offering costs                              10,962
   Cost of purchase of portfolio funds                              (8,460,815)
   Proceeds from sale of portfolio funds                             5,017,813
   Increase in advance for investment in portfolio funds             1,000,000
   Increase in dividends and interest receivable                        (3,254)
   Increase in due from investment fund                               (138,704)
   Decrease in due from adviser                                         22,657
   Decrease in prepaid expenses                                        (20,828)
   Decrease in organization costs payable to Adviser                  (131,539)
   Decrease in accrued trustees' fees and expenses                     (11,320)
   Increase in other accrued expenses                                   51,528
   Increase in other liabilities                                         1,708
   Increase in capital redemption payable                            2,000,000
   Realized gain on investments in portfolio funds                    (156,033)
   Unrealized appreciation on investments in portfolio funds        (1,060,604)
                                                                   -----------
Net cash used in operating activities                               (1,008,912)
                                                                   -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from shares issued                                       5,450,000
   Payments from shares redeemed                                    (2,850,000)
   Redemption fees                                                       5,000
   Decrease in capital contribution received in advance               (200,000)
                                                                   -----------
Net cash provided by financing activities                            2,405,000
                                                                   -----------
Net increase (decrease) in cash                                      1,396,088

Cash
Beginning of period                                                    286,310
                                                                   -----------
End of period                                                      $ 1,682,398
                                                                   ===========

See Notes to Financial Statements.     5

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A T FUND OF FUNDS
FINANCIAL HIGHLIGHTS (unaudited)

Selected per share data and ratios for a share outstanding throughout the period.

                                                                      For the
                                                                    period from
                                             For the                October 8,
                                           Six Months    For the      2004(a)
                                              Ended     Year Ended    through
                                          September 30, March 31,    March 31,
                                              2006         2006        2005
                                          ------------- ----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 104.52     $ 100.00    $ 100.00
                                            --------     --------    --------
INVESTMENT OPERATIONS
   Net investment loss                         (1.00)       (1.69)          -
   Net realized and unrealized gain from
     investments in Portfolio Funds             4.18         6.21           -
                                            --------     --------    --------
Total from investment operations                3.18         4.52           -
                                            --------     --------    --------
Repurchase fee                                  0.02            -           -
                                            --------     --------    --------
NET ASSET VALUE, END OF PERIOD              $ 107.72     $ 104.52    $ 100.00
                                            ========     ========    ========
TOTAL RETURN (B)                                3.07%        4.52%          0%

RATIOS/SUPPLEMENTARY DATA
Net assets at end of period
  (000's omitted)                           $ 29,666     $ 26,191    $    100
Ratios to average net assets: (c)
   Expenses                                     2.50%        2.50%       0.03%
   Expenses, excluding reimbursement/
     waiver of fees                             3.33%        4.45%     471.98%
   Net investment income (loss)                (2.13)%      (2.21)%         0%

PORTFOLIO TURNOVER RATE (B)                       17%          16%          0%

-----------------------------
(a) Inception.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

See Notes to Financial Statements.     6

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A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006 (unaudited)

NOTE 1. ORGANIZATION

A T Funds Investment Trust (the "Trust") is a Delaware statutory trust, which was formed on October 8, 2004 (inception), commenced investment operations on May 1, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. A T Fund of Funds (the "Fund") is the sole series of the Trust. The Fund may issue an unlimited number of shares. The Board has authorized issuance of 10,000,000 shares with a par value of $0.01 per share. The Fund's investment objective is to seek risk-adjusted, fixed-income absolute returns by investing in investment funds managed by various investment managers. The Fund is a specialized investment vehicle that is referred to as a private "fund of hedge funds."

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

PORTFOLIO VALUATION - The value of the Fund's net assets is determined as of the last business day of each calendar month in accordance with the valuation procedures approved by the Board. The net asset value ("NAV") per share will equal the NAV of the Fund divided by the number of outstanding shares.

The Fund's investments in other funds (the "Portfolio Funds") are valued at their fair value. Ordinarily, these will be the values determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its assets.

The Portfolio Funds invest in a wide variety of fixed-income securities, including United States Government and Agency securities, residential and commercial mortgage-backed securities, collateralized mortgage obligations, other asset-backed securities, and debt instruments of foreign governments and other foreign issuers. The Portfolio Funds generally employ leverage in the execution of their investment strategies and may also invest in derivative contracts on fixed-income securities, including interest rate swap agreements, futures contracts, forward contracts and over-the-counter options. The Portfolio Funds account for the investments at fair value.

Due to the inherent uncertainty of the valuation of the Portfolio Funds, the assigned value of the Fund's investments may differ from the value that would have been used had a ready market for the Portfolio Funds' interests existed, and the difference could be material.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS -
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes. The Fund records distributions and withdrawals from Portfolio Funds as ordinary income, capital gain or loss, or return of capital based on its analysis of the transaction in conjunction with tax and accounting information provided by the Portfolio Funds.

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A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006 (unaudited)

RISKS - The Portfolio Funds invest primarily in relative value, market neutral strategies in the fixed-income markets. Accordingly, the Fund's investments in the Portfolio Funds are subject to the same risks to which the Portfolio Funds are subject, such as market risk, concentration of credit risk, and foreign currency fluctuations. The Fund's ability to make withdrawals from its investments in the Portfolio Funds is subject to certain restrictions, which vary for each respective Portfolio Fund. These restrictions include notice requirements for withdrawals, and additional restrictions, which limit withdrawals to specified times during the year.

FEDERAL INCOME TAXES - The Fund intends to be treated as a partnership for tax purposes. Accordingly, the shareholders will report their pro rata shares of the Fund's income or losses in their respective tax returns. Therefore, no federal income tax provision is reflected in the financial statements.

ORGANIZATION COSTS - Expenses incurred in connection with establishing the Fund were expensed as incurred.

DISTRIBUTION POLICY - The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Shareholders. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

NEW ACCOUNTING PRONOUNCEMENTS - In June 2006, the Financial Accounting Standards Board ("FASB") issued Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (the "Interpretation") which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation, and has not at this time determined the impact, if any, resulting from the adoption of these on the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (the "Statement") which is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement, and has not at this time determined the impact, if any, resulting from the adoption of these on the Fund's financial statements.

In September 2006, the SEC issued Staff Accounting Bulletin 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108"). SAB 108 provides interpretive guidance on how the effects of the carryover or reversal of prior year financial statement misstatements should be considered in quantifying a current year misstatement. SAB 108 is effective for financial statements covering the first fiscal year ending after November 15, 2006. Management does not anticipate any material impact to its financial condition or results of operations as a result of the adoption of SAB 108.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
PARTIES

INVESTMENT ADVISER - Pursuant to an Investment Advisory Agreement, A T Funds, LLC (the "Adviser") serves as investment adviser to the Fund. Treesdale Partners, LLC serves as the Fund's subadviser (the "Subadviser").

ADMINISTRATION AND OTHER SERVICES - Allegiance Investment Management, LLC serves as the Fund's primary administrator (the "Administrator"). Citigroup Fund Services, LLC, through its various affiliates, provides sub-administration, portfolio accounting, and transfer agency services to the Fund.

The Adviser is a direct subsidiary owned equally by the Subadviser and the Administrator. Certain officers and directors of the Adviser are also officers and/or trustees of the Fund.

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A T FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006 (unaudited)

The Fund pays the Adviser a management fee (the "Management Fee") each month at the rate of 1/12 of 2% (2% on an annualized basis) of the Fund's net assets. The Management Fee is computed based on the net assets of the Fund as of the start of business on the first business day of each month, after adjustment for any subscriptions effective on that date, and is due and payable in arrears within ten business days after the end of each calendar quarter.

The Adviser has agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, exclusive of placement fees, sales loads, expenses incurred in connection with any merger or reorganization, short sales dividend expenses, interest, taxes, brokerage commissions, and extraordinary expenses, so that the ratio of expenses to average monthly net assets will not exceed 2.50% per annum (the "Expense Limitation"). The Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and, subject to approval of the Board, the Fund will reimburse the Adviser such amount, but only to the extent reimbursement does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. For the period ended September 30, 2006, the Adviser waived fees in the amount of $123,569 pursuant to the Expense Limitation.

NOTE 4. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of interests in Portfolio Funds, were $8,460,815 and $5,017,813, respectively, for the six months ended September 30, 2006.

NOTE 5. SHARE REPURCHASE OFFER

In order to provide liquidity to shareholders, the Board has approved various tender offers for the common shares of the Fund. On March 2, 2006, the Board approved a tender offer for up to $1,000,000 of the Fund's shares as of June 30, 2006. Shareholders of the Fund tendered $850,000 of shares pursuant to that offer and the funds were paid in July 2006. In conjunction with that tender offer, the Fund retained a $5,000 repurchase fee. On June 22, 2006, the Board approved a tender offer for up to $2,000,000 of the Fund's shares as of September 30, 2006. Shareholders of the Fund tendered $2,000,000 of shares pursuant to that offer and the funds were paid in full by November 1, 2006.

A T FUND OF FUNDS
ADDITIONAL INFORMATION
SEPTEMBER 30, 2006 (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 441-7288. This information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. For the twelve months ended June 30, 2005, the Fund was not entitled to vote any proxies.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Effective June 30, 2005, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS
Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   A T FUNDS INVESTMENT TRUST

By   /s/ Mark G. Torline
     ----------------------------------------
     Mark G. Torline, Chief Executive Officer

Date December 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Mark G. Torline
     -------------------------------------------
     Mark G. Torline, Chief Executive Officer

Date December 4, 2006

By   /s/ Alexander L. Popof
     -------------------------------------------
     Alexander L. Popof, Chief Financial Officer

Date December 4, 2006